Financial instruments - classification	6 Months Ended
Jun. 30, 2026
Financial instruments
Financial instruments - classification

8. Financial instruments - classification

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments in IFRS 9.

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks				76,743		76,743
Trading assets	47,366					47,366
Derivatives (1)	63,157					63,157
Settlement balances				10,015		10,015
Loans to banks - amortised cost (2)				7,342		7,342
Loans to customers - amortised cost (3)				435,908		435,908
Other financial assets	810	7	50,647	35,088		86,552
Intangible assets					10,205	10,205
Other assets					8,079	8,079
30 June 2026	111,333	7	50,647	565,096	18,284	745,367

Cash and balances at central banks				85,182		85,182
Trading assets	46,537					46,537
Derivatives (1)	60,789					60,789
Settlement balances				645		645
Loans to banks - amortised cost (2)				6,958		6,958
Loans to customers - amortised cost (3)				418,881		418,881
Other financial assets	1,041	3	42,168	36,558		79,770
Intangible assets					7,292	7,292
Other assets					8,499	8,499
31 December 2025	108,367	3	42,168	548,224	15,791	714,553

For the notes to this table refer to the following page.

8. Financial instruments - classification continued

			Amortised	Other
	Held-for-trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (4)			50,002		50,002
Customer deposits			448,605		448,605
Settlement balances			9,995		9,995
Trading liabilities	50,637				50,637
Derivatives (1)	56,256				56,256
Other financial liabilities (5,7)		4,790	67,244		72,034
Subordinated liabilities		230	6,376		6,606
Notes in circulation			3,110		3,110
Other liabilities (6)			600	3,694	4,294
30 June 2026	106,893	5,020	585,932	3,694	701,539

Bank deposits (4)			44,092		44,092
Customer deposits			442,998		442,998
Settlement balances			942		942
Trading liabilities	49,022				49,022
Derivatives (1)	53,974				53,974
Other financial liabilities (5,7)		4,617	62,982		67,599
Subordinated liabilities		237	5,886		6,123
Notes in circulation			3,164		3,164
Other liabilities (6)			594	3,432	4,026
31 December 2025	102,996	4,854	560,658	3,432	671,940

(1)	Includes net hedging derivative assets of £395 million (31 December 2025 - £535 million) and net hedging derivative liabilities of £319 million (31 December 2025 - £356 million).
(2)	Includes items in the course of collection from other banks of £364 million (31 December 2025 - £166 million).
(3)	Includes finance lease receivables of £9,206 million (31 December 2025 - £8,971 million).
(4)	Includes items in the course of transmission to other banks of £200 million (31 December 2025 - £192 million).
(5)	The carrying amount of other customer accounts designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.
(6)	Includes lease liabilities of £538 million (31 December 2025 - £535 million), held at amortised cost.
(7)	During the period ended 30 June 2026, there were debt issuances of £7.7 billion and debt repayments of £8.4 billion. Funding was also raised in other formats including commercial paper and certificates of deposit.